Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Research and development expenses	$ 3,517,485	$ 1,488,530
Carried forward	20 years
Operating loss carryforwards	$ 1,727,566	$ 751,844
Federal income tax	6,000,000.0
State income tax	$ 5,900,000
Future taxable income	80.00%
Federal Research and Development	$ 360,715
Carried forward	20 years
R&D tax credits	$ 80,000
Tax Year 2016 [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	139,813
Tax Year 2017 [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	238,380
Federal Taxable Income [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operatiing loss	6,400,000
State Taxable Income [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operatiing loss	$ 5,900,000